Borrowings - Debt instrument (Details) € in Millions, R$ in Millions, $ in Millions, ₦ in Billions, XOF in Billions, XAF in Billions, R in Billions	Feb. 11, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 XOF	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 NGN (₦)	Dec. 31, 2025 XAF	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)
Borrowings
Borrowings		$ 3,234.4								$ 3,347.9
Borrowings		3,137.7								3,347.9			$ 3,510.8
I-Systems Solues de Infraestrutura S.A. | Announcement of plan to discontinue operation
Borrowings
Percentage Of Ownership Interests In Subsidiary Agreed to Sell	51.00%
Assets and liabilities classified as held for sale
Borrowings
Borrowings		96.7
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Notional amount		$ 200.0
Interest rate		5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Borrowings		$ 200.5								200.8
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Notional amount		$ 500.0
Interest rate		6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings		$ 500.2								499.4
IHS Holding limited, Senior Note Maturing 2030
Borrowings
Notional amount		$ 550.0
Interest rate		7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Borrowings		$ 546.7								545.4
IHS Holding limited, Senior Note Maturing 2031
Borrowings
Notional amount		$ 650.0
Interest rate		8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Borrowings		$ 645.3								644.2
IHS Mauritius NG Holdco Limited, senior notes issued 2019
Borrowings
Notional amount		$ 286.0
Interest rate		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings		$ 290.0								293.7
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Borrowings
Notional amount														$ 225.5	R$ 1,200.0
Borrowings										177.6
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Borrowings
Borrowings, adjustment to interest rate basis		3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%						3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Borrowings
Notional amount											$ 56.4	R$ 300.0
Borrowings										44.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis		2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%			2.80%	2.80%
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Borrowings
Notional amount | R$			R$ 160.0
Borrowings		$ 26.8								24.3
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis		2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Borrowings
Notional amount | XOF				XOF 7.0
Interest rate		6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Borrowings		$ 12.1								14.4
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Borrowings
Notional amount | €					€ 55.6
Borrowings		$ 63.9								75.5
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding 2025 facility
Borrowings
Notional amount		$ 200.0							$ 200.0
Borrowings		$ 198.2
IHS Holding 2025 facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis		4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche, Maturing 2029
Borrowings
Notional amount		$ 255.0
Borrowings		$ 256.8								256.6
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche, Maturing 2029 | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis		4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Borrowings
Notional amount | R						R 3.2
Borrowings		$ 198.6								175.2
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis		4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Towers South Africa Proprietary Limited, maturing 2029
Borrowings
Notional amount | R						R 3.0
Borrowings		$ 182.4								174.8
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis		2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Borrowings
Notional amount		$ 42.8
Borrowings		$ 42.9								62.2
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
INT Towers Limited, maturing 2028
Borrowings
Borrowings										91.6
INT Towers Limited, maturing 2028 | MPR
Borrowings
Borrowings, adjustment to interest rate basis		2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Borrowings
Notional amount | R$			R$ 400.0
Borrowings		$ 69.9								61.4
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis		2.45%	2.45%	2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis		2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2025 revolving credit facility
Borrowings
Notional amount		$ 300.0							300.0
IHS Holding 2025 revolving credit facility | Maximum
Borrowings
Notional amount									$ 400.0
IHS Holding 2025 revolving credit facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Nigeria (2023) Revolving Credit Facility
Borrowings
Notional amount | ₦							₦ 55.0
Nigeria (2023) Revolving Credit Facility | MPR
Borrowings
Borrowings, adjustment to interest rate basis		2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Cameroon S.A., borrowings agreement September 2025
Borrowings
Notional amount | XAF								XAF 10.0
Interest rate		5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
IHS Cameroon S.A., borrowings agreement October 2025
Borrowings
Notional amount | XAF								XAF 10.0
IHS Nigeria, letters of credit issued February 2022
Borrowings
Notional amount		$ 356.5
Borrowings		$ 0.1								$ 6.8
IHS Nigeria, letters of credit issued February 2022 | Minimum
Borrowings
Interest rate		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022 | Maximum
Borrowings
Interest rate		15.39%	15.39%	15.39%	15.39%	15.39%	15.39%	15.39%